TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	R 0.0	R 56.5
Other receivables	57.4	21.2
Loss allowance	(2.2)	(1.2)	R (2.6)
Trade and other receivables	149.5	144.1
Financial instruments not credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	0.0	56.5
Other receivables	55.2	20.0
Trade and other receivables	55.2	76.5
Financial instruments credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	0.0	0.0
Other receivables	2.2	1.2
Trade and other receivables	R 2.2	R 1.2